FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Fair Value of Marketable Securities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Available for sale marketable debt securities	$ 0	$ 148,998,000
Total marketable securities	$ 0	$ 148,998,000